Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Index Funds, Inc.
Entity Central Index Key	0001026144
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
iShares MSCI EAFE International Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Institutional Shares
Trading Symbol	MAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atblackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5	0.10% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 13,901,772,967
Holdings Count | Holding	684
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.

iShares MSCI EAFE International Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor A Shares
Trading Symbol	MDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atblackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18	0.35% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 13,901,772,967
Holdings Count | Holding	684
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.

iShares MSCI EAFE International Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Investor P Shares
Trading Symbol	BTMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atblackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 18	0.35% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 13,901,772,967
Holdings Count | Holding	684
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.

iShares MSCI EAFE International Index Fund - Class G Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class G Shares
Trading Symbol	BTMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 2	0.04% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 13,901,772,967
Holdings Count | Holding	684
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.

iShares MSCI EAFE International Index Fund - Class K Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE International Index Fund
Class Name	Class K Shares
Trading Symbol	BTMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3	0.05% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 13,901,772,967
Holdings Count | Holding	684
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.

iShares Russell 2000 Small-Cap Index Fund Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	MASKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 7 (a)	0.12% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 7	[2]
Expense Ratio, Percent	0.12%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Net Assets	$ 4,115,843,112
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%

iShares Russell 2000 Small-Cap Index Fund Investor A Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	MDSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 20 (a)	0.37% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[2]
Expense Ratio, Percent	0.37%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Net Assets	$ 4,115,843,112
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%

iShares Russell 2000 Small-Cap Index Fund Investor P Shares [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Investor P Shares
Trading Symbol	BDBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 800) 441-7762.
Additional Information Phone Number	800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 20 (a)	0.37% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[2]
Expense Ratio, Percent	0.37%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Net Assets	$ 4,115,843,112
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%

iShares Russell 2000 Small-Cap Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Small-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BDBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.07% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[2]
Expense Ratio, Percent	0.07%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Net Assets	$ 4,115,843,112
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%

[1]	Annualized.
[2]	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.